Net interest income	6 Months Ended
Jun. 30, 2017
Net interest income
5 Net interest income
in	2Q17	1Q17	2Q16	6M17	6M16
Net interest income (CHF million)
Loans	1,447	1,460	1,374	2,907	2,763
Investment securities	12	11	16	23	33
Trading assets	2,040	1,618	2,292	3,658	4,378
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	632	607	710	1,239	1,414
Other	471	346	365	817	754
Interest and dividend income	4,602	4,042	4,757	8,644	9,342
Deposits	(328)	(305)	(258)	(633)	(502)
Short-term borrowings	(40)	(33)	(22)	(73)	(38)
Trading liabilities	(1,178)	(788)	(1,202)	(1,966)	(2,226)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(324)	(253)	(377)	(577)	(753)
Long-term debt	(893)	(953)	(854)	(1,846)	(1,712)
Other	(102)	(77)	(45)	(179)	(101)
Interest expense	(2,865)	(2,409)	(2,758)	(5,274)	(5,332)
Net interest income	1,737	1,633	1,999	3,370	4,010

Bank
Net interest income
5 Net interest income
in	6M17	6M16
Net interest income (CHF million)
Loans	2,907	2,763
Investment securities	23	33
Trading assets	3,659	4,378
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,239	1,414
Other	817	755
Interest and dividend income	8,645	9,343
Deposits	(638)	(504)
Short-term borrowings	(73)	(38)
Trading liabilities	(1,969)	(2,226)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(577)	(753)
Long-term debt	(1,771)	(1,695)
Other	(177)	(101)
Interest expense	(5,205)	(5,317)
Net interest income	3,440	4,026